Newbuildings	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Newbuildings
Newbuildings

(In millions of U.S. dollars)	December 31, 2015	December 31, 2014
Opening balance	172.6	312.9
Additions	30.5	441.7
Capitalized interest and loan related costs	7.3	7.1
Re-classified as Drilling rigs	—	(589.1)
Re-classified as held for sale	(210.4)	—
Closing balance	—	172.6

Additions in 2015 are related to the construction of the semi-submersible drilling rig West Rigel. Additions in 2014 are related to the construction of jack-up drilling rigs West Linus and the semi-submersible drilling rig West Rigel.

As of December 2, 2015, the West Rigel, with book value of $210.4 million, was reclassified as an asset held for sale. Refer to Note 12 for more information.

The reclassification to drilling units in 2014 is related to the West Linus which commenced operations in May 2014.